Disclosure of New Standards in the Period	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclourse of New IFRS in the Period [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD
NOTE 3:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD

IFRS 16, "Leases":

In January 2016, the IASB issued IFRS 16, "Leases" ("new Standard"), which supersedes IAS 17, "Leases", IFRIC 4, "Determining Whether an Arrangement Contains a Lease", and SIC-15, "Operating Leases - Incentives". According to the Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The effects of the adoption of the new standard are as follows:

●	According to the new standard, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the existing standard, IAS 17, "Leases". Lessees will also recognize interest expense and depreciation expense separately.

●	Variable lease payments that are not dependent on changes in the Consumer Price Index ("CPI") or interest rates, but are based on performance or use are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

●	In the event of change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and record the effect of the remeasurement as an adjustment to the carrying amount of the right-of-use asset.

●	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.

The new standard is effective for annual periods beginning on or after January 1, 2019.

The impact of the adoption of the new standard, does not have a material effect on the financial statements.

NOTE 4:- DISCLOSURE OF NEW IFRS IN THE PERIOD

a.	IFRS 15 – Revenues from contracts with customers:

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and it applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards. The new standard replaces IAS 18, "Revenue", IAS 11, "Construction Contracts", IFRIC 13, "Customer Loyalty Programs", IFRIC 15, "Agreements for the Construction of Real Estate", IFRIC 18, "Transfers of Assets from Customers" and SIC-31, "Revenue - Barter Transactions Involving Advertising Services". The new standard establishes a five-step model to account for revenue arising from contracts with customers.

Step 1: Identify the contract with a customer, including reference to contract combination and accounting for contract modifications.

Step 2: Identify the separate performance obligations in the contract

Step 3: Determine the transaction price, including reference to variable consideration, financing components that are significant to the contract, non-cash consideration and any consideration payable to the customer.

Step 4: Allocate the transaction price to the separate performance obligations on a relative stand-alone selling price basis using observable information, if it is available, or using estimates and assessments.

Step 5: Recognize revenue when a performance obligation is satisfied, either at a point in time or over time.

Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The standard requires entities to exercise judgment, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract.

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

The new standard has been applied for the first time in these financial statements. The Company elected to adopt the provisions of the new standard using the modified retrospective method and elected to apply that method to all contracts that were not completed at the date of initial application and without restatement of comparative data. The Company recognizes any difference between the previous carrying amount and the carrying amount on the date of initial application of the new standard as an adjustment to the opening balance of retained earnings.

The effect of the initial application of the new standard on the Company's financial statements is as follows:

Advances payment - in certain service contracts, the Company receives advances from before the services are rendered. Before the application of the provisions of the new standard, the Company recognized revenue based on the consideration received and did not accrue interest on the advances. According to the new standard, when long-term advances (exceeding one year) are received for a service which the Company is to provide in the future, the Company accrues interest and recognizes finance expense on the advances over the expected period of the contract, provided that the contract contains a significant financing component, as defined in the new standard. As the advances are recognized in revenue, the Company also recognizes the accrued interest as part of revenue from services. As a result of the application of the new standard, the finance expenses included in the Company's financial statements are higher in the period from the date of receipt of the advance and the date of performance of the service. Also, the revenue recognized on the date of performance of the service is higher.

The table discloses IFRS 15 impact as of January 1, 2018, as of December 31, 2018 and for the year then ended:

	As of January 1, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$280	$50	$330

Non - current liabilities
Deferred revenues	$1,246	$(400)	$846

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$350	$(93,702)

	As of December 31, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$926	$(26)	$900

Non - current liabilities
Deferred revenues	$1,818	$(588)	$1,230

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$350	$(93,702)

	Year ended December 31, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Revenues	$3,820	$(201)	$3,619
Operating expenses	(9,234)	-	(9,234)
Operating loss	(5,414)	(201)	(5,615)
Financial expense, net	(1,153)	426	(727)
Loss before taxes on income	$(6,567)	$225	$(6,342)
Taxes on income	(4)	-	(4)
Net loss	(6,571)		(6,346)
	.
Basic and diluted net loss per share	$0.08	$-	$0.08

In implementing IFRS 15, the Company considered the following:

(1)	Variable consideration:

Some contracts with customers provide a right of return, trade discounts or volume rebates. Currently, the Company recognizes revenue from achieving milestones, net of returns and allowances, trade discounts and volume rebates. If revenue cannot be reliably measured, the Company defers revenue recognition until the uncertainty is resolved. Such provisions give rise to variable consideration under IFRS 15, which will be required to be estimated at contract inception.

IFRS 15 requires that the variable consideration be estimated conservatively to prevent over-recognition of revenue.

The Company continues to assess individual contracts to determine the estimated variable consideration and related constraint. There is no impact of IFRS 15 on the financial statements.

(2)	Significant financing component:

The Company receives long-term advances. The transaction price for such contracts is discounted, using the rate that would be reflected in a separate financing transaction between the Company and its advances at contract inception, to take into consideration the significant financing component. Contract liabilities due to the upfront payments are recognized as revenue when the Group performs under the contract.

(3)	Satisfaction of performance obligation:

Revenue from contracts with strategic partners are recognized over time as the Company satisfies the performance obligations. The Company usually accepts long-term upfront payment from its strategic partners. Contract liabilities for those upfront payments and recognizes as revenue over time.

IFRS 9 - Financial Instruments:

In July 2014, the IASB issued the final and complete version of IFRS 9, "Financial Instruments", which replaces IAS 39, "Financial Instruments: Recognition and Measurement". The new standard mainly focuses on the classification and measurement of financial assets and it applies to all assets within the scope of IAS 39.

The new standard has been applied for the first time in these financial statements retrospectively without restatement of comparative data.

The effect of the initial adoption of the new standard on the Company's financial statements is as follows:

Under IFRS 9, the classification of financial assets at initial recognition depends on the financial asset's contractual cash flow characteristics and the Group's business model for managing them. The following is the relevant accounting policy to financial instruments of the Company:

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The adoption of IFRS 9 has changed the Company's accounting for impairment losses for financial assets by replacing IAS 39's incurred loss approach with a forward-looking expected credit loss (ECL) approach. IFRS 9 requires the Company to record an allowance for ECLs for all loans and other debt financial assets not held at FVPL.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. For other debt financial assets (i.e., debt securities at fair value through other comprehensive income), the ECL is based on the 12-month ECL. The 12-month ECL is the portion of lifetime ECLs that result from default events on a financial instrument that are possible within 12 months after the reporting date.

DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

IFRS 16, "Leases":

In January 2016, the IASB issued IFRS 16, "Leases". According to the new Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The effects of the adoption of the new standard are as follows:

●	According to the new standard, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the existing standard, IAS 17, "Leases". Lessees will also recognize interest expense and depreciation expense separately.

●	Variable lease payments that are not dependent on changes in the Consumer Price Index ("CPI") or interest rates, but are based on performance or use are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

●	In the event of change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and record the effect of the remeasurement as an adjustment to the carrying amount of the right-of-use asset.

●	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.

●	The new standard includes two exceptions which allow lessees to account for leases based on the existing accounting treatment for operating leases - leases for which the underlying asset is of low financial value and short-term leases (up to one year).

The new standard is effective for annual periods beginning on or after January 1, 2019.

The new standard permits lessees to use one of the following approaches:

1. Full retrospective approach - according to this approach, a right-of-use asset and the corresponding liability will be presented in the statement of financial position as if they had always been measured according to the provisions of the new standard. Accordingly, the effect of the adoption of the new standard at the beginning of the earliest period presented will be recorded in equity. Also, the Company will restate the comparative data in its financial statements. Under this approach, the balance of the liability as of the date of initial application of the new standard will be calculated using the interest rate implicit in the lease, unless this rate cannot be easily determined in which case the lessee's incremental borrowing rate of interest on the commencement date of the lease will be used.

2. Modified retrospective approach - this approach does not require restatement of comparative data. The balance of the liability as of the date of initial application of the new standard will be calculated using the lessee's incremental borrowing rate of interest on the date of initial application of the new standard. As for the measurement of the right-of-use asset, the Company may choose, on a lease-by-lease basis, to apply one of the two following alternatives:

●	Recognize an asset in an amount equal to the lease liability, with certain adjustments.

●	Recognize an asset as if the new standard had always been applied.

Any difference arising on the date of first-time recorded in equity.

The Company believes, based on an assessment of the impact of the adoption of the new standard, that its application is not expected to have a material effect on the financial statements.